Results by business segment	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Results by business segment

Note 11 Results by business segment

	For the three months ended April 30, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,149	$737	$–	$74	$1,456	$49	$5,465
Non-interest income	1,251	2,085	197	635	857	(157)	4,868
Total revenue	4,400	2,822	197	709	2,313	(108)	10,333
Provision for credit losses	1,706	91	1	14	1,017	1	2,830
Insurance policyholder benefits, claims and acquisition expense	–	–	(177)	–	–	–	(177)
Non-interest expense	1,947	2,169	148	392	1,291	(5)	5,942
Net income (loss) before income taxes	747	562	225	303	5	(104)	1,738
Income taxes (recoveries)	215	138	45	77	(100)	(118)	257
Net income	$532	$424	$180	$226	$105	$14	$1,481
Non-interest expense includes:
Depreciation and amortization	$223	$223	$14	$54	$127	$–	$641

	For the three months ended April 30, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2), (3)	$3,060	$731	$–	$(34)	$993	$23	$4,773
Non-interest income (3)	1,273	2,248	1,515	621	1,176	(107)	6,726
Total revenue	4,333	2,979	1,515	587	2,169	(84)	11,499
Provision for credit losses	372	30	–	–	25	(1)	426
Insurance policyholder benefits, claims and acquisition expense	–	–	1,160	–	–	–	1,160
Non-interest expense	1,887	2,204	150	388	1,289	(2)	5,916
Net income (loss) before income taxes	2,074	745	205	199	855	(81)	3,997
Income taxes (recoveries)	525	160	51	48	79	(96)	767
Net income	$1,549	$585	$154	$151	$776	$15	$3,230
Non-interest expense includes:
Depreciation and amortization	$157	$152	$12	$35	$100	$–	$456

	For the six months ended April 30, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$6,375	$1,475	$–	$132	$2,617	$87	$10,686
Non-interest income	2,635	4,513	2,191	1,174	2,244	(274)	12,483
Total revenue	9,010	5,988	2,191	1,306	4,861	(187)	23,169
Provision for credit losses	2,048	89	1	14	1,096	1	3,249
Insurance policyholder benefits, claims and acquisition expense	–	–	1,437	–	–	–	1,437
Non-interest expense	3,931	4,539	301	794	2,726	29	12,320
Net income (loss) before income taxes	3,031	1,360	452	498	1,039	(217)	6,163
Income taxes (recoveries)	813	313	91	129	52	(225)	1,173
Net income	$2,218	$1,047	$361	$369	$987	$8	$4,990
Non-interest expense includes:
Depreciation and amortization	$457	$433	$29	$104	$254	$–	$1,277

	For the six months ended April 30, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2), (3)	$6,194	$1,475	$–	$(65)	$1,962	$54	$9,620
Non-interest income (3)	2,557	4,452	3,094	1,283	2,305	(223)	13,468
Total revenue	8,751	5,927	3,094	1,218	4,267	(169)	23,088
Provision for credit losses	720	56	–	–	165	(1)	940
Insurance policyholder benefits, claims and acquisition expense	–	–	2,385	–	–	–	2,385
Non-interest expense	3,802	4,368	304	806	2,519	29	11,828
Net income (loss) before income taxes	4,229	1,503	405	412	1,583	(197)	7,935
Income taxes (recoveries)	1,109	321	85	100	154	(236)	1,533
Net income	$3,120	$1,182	$320	$312	$1,429	$39	$6,402
Non-interest expense includes:
Depreciation and amortization	$310	$299	$23	$69	$195	$–	$896

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)
Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.

Total assets and total liabilities by business segment

	As at April 30, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$493,257	$124,512	$20,052	$239,601	$753,869	$44,391	$1,675,682
Total liabilities	$493,310	$124,464	$20,048	$239,797	$755,881	$(42,858)	$1,590,642

	As at October 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$481,720	$106,579	$19,012	$144,406	$634,313	$42,905	$1,428,935
Total liabilities	$481,745	$106,770	$19,038	$144,378	$634,126	$(40,747)	$1,345,310